LOANS PAYABLE (Details Narrative) - USD ($)				12 Months Ended
	Jun. 05, 2024	Apr. 25, 2024	Jan. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Principal amount				$ 2,730,156	$ 2,730,156
Interest expense				93,646	$ 31,365
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding loan balance				3,476,514
Nonrelated Party [Member] | Loan Agreement One [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount			$ 100,000
Annual interest rate			4.50%
Maturity date			Jan. 29, 2029
Outstanding loan balance				100,000
Accrued interest				3,706
Nonrelated Party [Member] | Loan Agreement Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount		$ 262,500
Annual interest rate		4.50%
Maturity date		Apr. 24, 2029
Outstanding loan balance				100,000
Accrued interest				2,461
Nonrelated Party [Member] | Loan Agreement Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount	$ 150,000
Annual interest rate	4.50%
Maturity date	Jun. 04, 2029
Outstanding loan balance				150,000
Accrued interest				$ 2,452